                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7868

                 Van Kampen Advantage Municipal Income Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ADVANTAGE MUNICIPAL INCOME TRUST II
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                         COUPON        MATURITY         VALUE
-------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  201.8%
          ALABAMA  4.9%
 $  3,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Ser A ..................        5.000%        11/15/30     $    2,957,130
    2,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Ser A ..................        5.875         11/15/24          2,093,980
    4,000 Jefferson Cnty, AL Ltd Oblig Sch
             Wt Ser A ................................        5.250         01/01/23          4,205,240
        4 Mobile, AL Indl Dev Brd Solid
             Waste Disp Rev Mobile Energy
             Svc Co Proj Rfdg ........................        6.950         01/01/20                352
   19,600 University AL at Birmingham Hosp
             Rev Ser A (MBIA Insd) (a) ...............        5.000         09/01/41         20,168,694
    1,000 Valley, AL Spl Care Fac Fin Auth
             Rev Lanier Mem Hosp Ser A ...............        5.600         11/01/16          1,012,850
                                                                                         --------------
                                                                                             30,438,246
                                                                                         --------------
          ALASKA  1.1%
    1,000 Alaska St Hsg Fin Corp Gen Hsg
             Ser A (FGIC Insd) .......................        5.250         12/01/41          1,040,320
    6,250 Northern Tob Sec Corp AK Tob
             Settlement Ser A ........................        5.000         06/01/46          5,717,937
                                                                                         --------------
                                                                                              6,758,257
                                                                                         --------------
          ARIZONA  7.6%
    5,000 Arizona Sch Fac Brd Ctfs Ser B
             (FGIC Insd) (Prerefunded @
             9/01/13) ................................        5.250         09/01/18          5,372,050
    3,000 Arizona St Transn Brd Hwy Rev
             Ser B ...................................        5.250         07/01/19          3,154,140
    5,250 Arizona Tourism & Sports Auth
             Multipurp Stad Fac Ser A (MBIA
             Insd) (Prerefunded @ 7/01/13) ...........        5.375         07/01/23          5,665,538


    2,235 Arizona Tourism & Sports Auth
             Tax Rev Multipurp Stad Fac Ser
             A (MBIA Insd) (Prerefunded @
             7/01/13) ................................        5.375         07/01/21          2,411,900
    5,000 Glendale, AZ Indl Dev Auth John
             C Lincoln Hlth Rfdg Ser B ...............        5.000         12/01/37          4,881,400
    4,500 Maricopa Cnty, AZ Hosp Rev Sun
             Hlth Corp ...............................        5.000         04/01/35          4,449,825
    8,020 Mesa, AZ Util Sys Rev Rfdg
             Second Ser (FGIC Insd) (a) ..............        4.500         07/01/28          7,928,652
    2,085 Pima Cnty, AZ Indl Dev Auth Indl
             Rev Lease Oblig Irvington Proj
             Tucson Rfdg Ser A (FSA Insd) ............        7.250         07/15/10          2,140,753
    2,685 South Campus Group LLC AZ Std
             Hsg Rev AZ St Univ South
             Campus Proj (MBIA Insd) .................        5.625         09/01/35          2,891,396
    9,000 University Med Ctr Corp AZ Hosp
             Rev .....................................        5.000         07/01/35          8,899,470
                                                                                         --------------
                                                                                             47,795,124
                                                                                         --------------
          ARKANSAS  0.5%
    1,930 Arkansas St Cap Apprec College
             Svg (b) .................................          *           06/01/16          1,334,132
    2,000 Arkansas St Dev Fin Auth Rev St
             Agy Fac Donaghey Plaza Proj
             (FSA Insd) ..............................        5.000         06/01/34          2,058,740
                                                                                         --------------
                                                                                              3,392,872
                                                                                         --------------
          CALIFORNIA  34.4%
    6,000 Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd) ...................          *           09/01/19          3,483,840
    7,195 Anaheim, CA Pub Fin Auth Lease
             Rev Cap Apprec Sub Pub Impt
             Proj Ser C (FSA Insd) ...................          *           09/01/21          3,771,187
    1,300 Anaheim, CA Pub Fin Auth Lease
             Rev Pub Impt Proj Ser C (FSA
             Insd) ...................................        6.000         09/01/16          1,483,261


    2,095 Bay Area Govt Assn CA Rev Tax
             Alloc CA Redev Pool Ser A
             (XLCA Insd) .............................        5.250         09/01/35          2,193,842
    3,000 California Cnty, CA Tob Sec Agy
             Tob LA Cnty Sec (c) .....................  0.000/5.250         06/01/21          2,611,950
    2,050 California Cnty, CA Tob Sec Agy
             Tob Merced Cnty Rfdg Ser A ..............        5.125         06/01/38          1,940,653
    1,000 California Cnty, CA Tob Sec Agy
             Tob Merced Cnty Rfdg Ser A ..............        5.250         06/01/45            954,960
    1,600 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A .................        5.000         04/01/37          1,602,128
    6,000 California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (a) .....................        4.950         08/01/23          6,038,670
    4,000 California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (a) .....................        5.050         02/01/29          4,025,780
    7,100 California Hsg Fin Agy Rev Home
             Mtg Ser I (AMT) (a) .....................        4.800         08/01/36          6,851,252
    4,300 California Hsg Fin Agy Rev Home
             Mtg Ser M (AMT) (a) .....................        4.700         08/01/36          4,071,745
    3,000 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser C (AMT) ...............        5.125         11/01/23          2,983,410
    4,975 California St ..............................        5.000         02/01/19          5,145,742
      140 California St (AMBAC Insd) .................        5.125         10/01/27            141,635
      840 California St (AMBAC Insd)
             (Prerefunded @ 10/01/07) ................        5.125         10/01/27            850,290
    6,500 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ..............................        5.250         07/01/30          6,590,025
    1,000 California Statewide Cmnty Dev
             Auth Rev Daughters of Charity
             Hlth Ser A ..............................        5.250         07/01/35          1,009,950
    4,000 California Statewide Cmnty Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A ..............................        5.000         03/01/30          4,014,840
    3,400 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ...................................        5.000         03/01/41          3,394,356


    5,000 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser B ...................................        5.250         03/01/45          5,079,150
    4,000 California Statewide Cmnty Dev
             Auth Rev Kaiser Permanente
             Ser C ...................................        5.250         08/01/31          4,103,840
    2,000 California St Dept Wtr Res Pwr
             Ser A (Prerefunded @
             5/01/12) ................................        6.000         05/01/15          2,214,260
    2,345 California St Dept Wtr Res Pwr
             Ser A (XLCA Insd) (Prerefunded
             @ 5/01/12) ..............................        5.375         05/01/17          2,532,952
    3,000 California St Dept Wtr Res Pwr
             Supply Rev Ser A (Prerefunded
             @ 5/01/12) ..............................        5.875         05/01/16          3,305,190
       25 California St (Prerefunded @
             2/01/12) ................................        5.000         02/01/19             26,328
    5,000 California St Pub Wks Brd Dept
             Gen Svc Cap East End Ser A
             (AMBAC Insd) ............................        5.125         12/01/21          5,236,900
    4,000 California St Pub Wks Brd Lease
             Rev Dept of Corrections St
             Prisons Rfdg Ser A (AMBAC
             Insd) ...................................        5.000         12/01/19          4,256,920
    6,000 California St Pub Wks Brd Lease
             Rev Dept of Corrections St
             Prisons Rfdg Ser A (AMBAC
             Insd) ...................................        5.250         12/01/13          6,357,420
    5,000 California St Pub Wks Brd Lease
             Rev Dept of Mental Hlth
             Coalinga Ser A ..........................        5.000         06/01/24          5,146,850
    4,600 California St Pub Wks Brd Lease
             Rev Var Univ CA Proj Rfdg Ser
             A .......................................        5.500         06/01/10          4,749,086
    5,905 California St Pub Wks Brd Lease
             Rev Var Univ CA Proj Rfdg Ser
             A .......................................        5.500         06/01/14          6,369,251
    8,040 California St Vet Ser CD
            (AMT) (a) ................................        4.600         12/01/32          8,217,181
    2,000 Florin, CA Res Consv Dist Cap
             Impt Elk Grove Wtr Svc Ser A
             (MBIA Insd) .............................        5.000         09/01/33          2,061,620
    5,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             (MBIA Insd) .............................          *           01/15/18          2,940,050


   30,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Cap Apprec Rfdg
             Ser A ...................................          *           01/15/22         13,265,700
   10,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A (a) ................        5.000         06/01/38         10,223,700
    5,500 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A1 (a) ...............        5.000         06/01/33          5,511,564
    2,000 Golden St Tob Sec Corp CA Tob
             Settlement Rev Ser A1 ...................        5.125         06/01/47          1,868,540
    3,350 Imperial Irr Dist CA Ctf Part Elec
             Sys Proj (FSA Insd) (d) .................        5.250         11/01/19          3,546,478
    3,950 Los Angeles, CA Dept Wtr & Pwr
             Ser A (FGIC Insd) .......................        5.125         07/01/40          4,098,204
    7,500 Los Angeles, CA Uni Sch Dist Rfdg
             Ser A1 (MBIA Insd) (a) ..................        4.500         01/01/28          7,406,025
    5,500 Port Oakland, CA Ser L (FGIC
             Insd) (AMT) .............................        5.000         11/01/32          5,580,685
    9,000 Riverside Cnty, CA Asset Leasing
             Corp Leasehold Rev Riverside
             Cnty Hosp Proj (MBIA Insd) ..............          *           06/01/21          4,739,490
   13,880 San Joaquin Hills, CA Transn
             Corridor Agy Toll Rd Rev Cap
             Apprec Rfdg Ser A (MBIA
             Insd) ...................................          *           01/15/28          5,239,284
    4,200 Tobacco Sec Auth Northn CA Tob
             Settlement Rev Ser A1 ...................        5.375         06/01/38          4,131,330
    4,300 Tobacco Sec Auth Northn CA Tob
             Settlement Rev Ser A1 ...................        5.500         06/01/45          4,275,877
    1,000 Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A1 ................        5.000         06/01/37            929,100
   14,000 Tobacco Sec Auth Southn CA
             Tob Settlement Sr Ser A1 ................        5.125         06/01/46         13,086,360
    2,720 Washington, CA Uni Sch Dist
             Yolo Cnty Election 2004 Ser A
             (FGIC Insd) (d) .........................        5.250         08/01/19          2,882,656
    3,070 Washington, CA Uni Sch Dist
             Yolo Cnty Election 2004 Ser A
             (FGIC Insd) (d) .........................        5.250         08/01/20          3,253,586
                                                                                         --------------
                                                                                            215,795,093
                                                                                         --------------
          COLORADO  3.8%
    1,945 Colorado Ed & Cultural Fac Auth
             Rev Charter Sch Pinnacle Impt
             & Rfdg (XLCA Insd) ......................        5.250         06/01/23          2,043,923


    3,000 Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (b) ...................................        5.500         03/01/32          3,182,760
    4,250 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc .....................................        5.000         12/01/35          4,163,895
    2,700 Colorado Hlth Fac Auth Rev Hlth
             Fac Evangelical Lutheran ................        5.000         06/01/35          2,699,811
    2,250 Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11) ................        6.500         11/15/31          2,500,245
    5,460 Colorado Hsg Fin Auth Single
             Family Mtg Rev Ser C3
            (AMT) (a) ................................        4.625         11/01/36          5,087,300
       55 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser A2 (AMT) ..............        7.250         05/01/27             56,530
       24 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser B1 (AMT) ..............        7.650         11/01/26             24,372
    1,500 Denver, CO City & Cnty Arpt Rev
             Ser D (AMT) .............................        7.750         11/15/13          1,645,665
    1,000 Park Creek Metro Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg ...................        5.500         12/01/30          1,045,160
    1,500 University CO Hosp Auth Rev Ser
             A .......................................        5.000         11/15/37          1,464,435
                                                                                         --------------
                                                                                             23,914,096
                                                                                         --------------
          CONNECTICUT  1.0%
    5,000 Connecticut St Ser C (FGIC Insd) ...........        5.000         04/01/22          5,248,000
      990 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser A
             (Prerefunded @ 09/01/07) (e) ............        6.400         09/01/11          1,002,028
                                                                                         --------------
                                                                                              6,250,028
                                                                                         --------------
          DISTRICT OF COLUMBIA  0.8%
    5,000 Metropolitan Washington DC Arpt
             Auth Sys Ser A (FGIC Insd)
             (AMT) ...................................        5.250         10/01/32          5,145,300
                                                                                         --------------

          FLORIDA  7.3%
    2,500 Dade Cnty, FL Wtr & Swr Sys
             Rev (FGIC Insd) .........................        5.250         10/01/21          2,530,375
      570 Escambia Cnty, FL Hlth Fac Auth
             Rev (AMBAC Insd) ........................        5.950         07/01/20            590,474
    1,800 Florida Hsg Fin Corp Rev Ser G
             (AMT) (a) ...............................        4.550         07/01/26          1,697,576
    3,520 Florida Hsg Fin Corp Rev Ser G
             (AMT) (a) ...............................        4.625         07/01/31          3,319,703


    2,500 Florida Hsg Fin Corp Rev Ser G
             (AMT) (a) ...............................        4.700         07/01/37          2,357,744
    3,000 Halifax Hosp Med Ctr FL Hosp
             Rev Impt Rfdg Ser A .....................        5.250         06/01/26          3,058,170
    3,800 Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser C ...................................        5.250         11/15/36          3,848,450
    1,000 Highlands Cnty, FL Hlth Fac Auth
             Rev Hosp Adventist Hlth Sys
             Ser D ...................................        5.000         11/15/35            990,210
    3,980 Jacksonville, FL Port Auth (MBIA
             Insd) (AMT) .............................        5.700         11/01/30          4,157,468
    2,780 Jacksonville, FL Port Auth (MBIA
             Insd) (Prerefunded @ 11/01/10)
             (AMT) ...................................        5.700         11/01/30          2,918,611
    3,000 Lake Cnty, FL Sch Brd Ctf Part
             (AMBAC Insd) (Prerefunded @
             7/01/12) ................................        5.375         07/01/17          3,206,520
   11,500 Miami-Dade Cnty, FL Aviation Rev
             Miami Intl Arpt (FGIC Insd)
             (AMT) ...................................        5.375         10/01/32         11,909,745
    5,000 Ocoee, FL Wtr & Swr Sys Rev
             Impt & Rfdg (AMBAC Insd) ................        5.125         10/01/33          5,167,700
                                                                                         --------------
                                                                                             45,752,746
                                                                                         --------------
          GEORGIA  2.8%
    5,000 Georgia Muni Elec Auth Pwr Rev
             Ser B (FGIC Insd) (b) ...................        5.700         01/01/19          5,598,750
    2,000 Georgia St Rd & Twy Auth Rev ...............        5.000         10/01/19          2,096,540
    1,700 Marietta, GA Dev Auth Rev First
             Mtg Life College Ser B (FSA
             Insd) (d) ...............................        5.375         09/01/09          1,701,717
    6,740 Municipal Elec Auth GA Comb
             Turbine Proj Ser A (MBIA Insd) ..........        5.250         11/01/20          7,087,717
    1,000 Richmond Cnty, GA Dev Auth
             ASU Jaguar Student Hsg LLC
             Ser A ...................................        5.250         02/01/35          1,027,120
                                                                                         --------------
                                                                                             17,511,844
                                                                                         --------------
          HAWAII  1.8%
   10,430 Hawaii St Dept Budget & Fin Spl
             Purp Rev Hawaiian Elec Co Inc
             Ser A (MBIA Insd) (AMT) .................        5.650         10/01/27         11,124,221
                                                                                         --------------


          ILLINOIS  13.7%
    1,710 Bolingbrook, IL Cap Apprec Rfdg
             Ser C (MBIA Insd) (d) ...................          *           01/01/29            620,473
    3,750 Bolingbrook, IL Cap Apprec Ser B
             (MBIA Insd) .............................          *           01/01/32          1,006,200
    6,000 Chicago, IL Lakefront Millenium
             Pkg Fac (MBIA Insd) .....................        5.750         01/01/29          6,566,580
    3,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A (a) ...........        5.250         01/01/23          3,193,920
    4,200 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (a) .........................        5.250         01/01/24          4,592,609
   13,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Ser A
             (MBIA Insd) (a) .........................        5.250         01/01/25         14,215,219
       50 Chicago, IL Single Family Mtg Rev
             Ser A (GNMA Collateralized)
             (AMT) ...................................        7.000         09/01/27             51,184
    3,345 Cook Cnty, IL Sch Dist No. 100
             Berwyn South Ser D (FSA
             Insd) ...................................        5.500         12/01/23          3,627,786
    4,500 Cook Cnty, IL Ser A (FGIC Insd)
             (Prerefunded @ 5/15/11) .................        5.500         11/15/31          4,768,110
    1,000 Illinois Dev Fin Auth Rev Cmnty
             Rehab Providers Fac Ser A ...............        7.375         07/01/25          1,069,370
    1,200 Illinois Fin Auth Rev Christian
             Homes Inc Rfdg Ser A ....................        5.750         05/15/26          1,211,952
    1,500 Illinois Fin Auth Rev IL Inst of
             Technology Ser A ........................        5.000         04/01/31          1,497,825
    2,500 Illinois Fin Auth Rev Northwestern
             Mem Hosp Ser A ..........................        5.500         08/15/43          2,677,200
    1,335 Illinois Fin Auth Solid Waste Rev
             Disp Waste Mgmt Inc Proj Ser
             A (AMT) .................................        5.050         08/01/29          1,296,165
    1,325 Illinois Fin Auth Student Hsg Rev
             MJH Ed Assistance IV Sr Ser
             A .......................................        5.125         06/01/35          1,313,261
    3,180 Illinois Hlth Fac Auth Rev
             Children's Mem Hosp (MBIA
             Insd) ...................................        6.250         08/15/13          3,434,368
    1,485 Illinois Hlth Fac Auth Rev
             Evangelical Hosp Rfdg Ser A
             (FSA Insd) (b) ..........................        6.750         04/15/17          1,721,442


      825 Illinois Hlth Fac Auth Rev
             Evangelical Hosp Ser C (FSA
             Insd) ...................................        6.750         04/15/17            956,357
    1,000 Illinois Hlth Fac Auth Rev
             Highland Park Hosp Proj Ser A
             (MBIA Insd) (Prerefunded @
             10/01/07) ...............................        5.750         10/01/17          1,023,080
    8,000 Illinois St First Ser (FSA Insd) ...........        5.250         12/01/19          8,426,480
    3,400 Illinois St First Ser (FSA Insd) ...........        5.250         04/01/27          3,536,510
    2,070 Northern IL Univ Ctf Part Hoffman
             Estates Ctr Proj (FSA Insd) .............        5.400         09/01/16          2,211,878
      160 Peoria, Moline & Freeport, IL Coll
             Mtg Ser A (GNMA
             Collateralized) (AMT) ...................        7.600         04/01/27            162,395
    5,000 Regional Trans Auth IL Ser A
             (AMBAC Insd) ............................        8.000         06/01/17          6,503,650
   10,000 Will Cnty, IL Sch Dist No. 122
             Rfdg Ser B (FGIC Insd) ..................        5.250         11/01/20         10,441,700
                                                                                         --------------
                                                                                             86,125,714
                                                                                         --------------
          INDIANA  4.0%
    2,065 East Chicago, IN Elementary Sch
             Bldg Corp First Mtg Ser A ...............        6.250         07/05/08          2,097,586
    1,660 Indiana Hlth & Ed Fac Fin Auth
             Hosp Rev Clarian Hlth Oblig Ser
             A .......................................        5.000         02/15/36          1,636,378
    3,000 Indiana Hlth Fac Fin Auth Hosp
             Rev Columbus Regl Hosp Rfdg
             (FSA Insd) ..............................        7.000         08/15/15          3,389,730
    1,500 Indiana St Dev Fin Auth Rev
             Exempt Fac Conv Rfdg (AMT) ..............        5.950         08/01/30          1,519,215
   12,021 Indiana St Hsg & Cmnty Dev Auth
             Single Family Mtg Rev Mtg
             Ser D1 (GNMA Collateralized)
            (AMT) (a) ................................        4.625         07/01/38         11,128,280
    2,000 Petersburg, IN Pollutn Ctl Rev IN
             Pwr & Lt (AMT) ..........................        5.950         12/01/29          2,106,540
    2,850 Southwest Parke Cmnty Sch Bldg
             First Mtg (FGIC Insd) (d) ...............        5.250         07/15/21          3,037,673
                                                                                         --------------
                                                                                             24,915,402
                                                                                         --------------
          IOWA  0.9%
    1,600 Pottawattamie Cnty, Iowa Rev Christian
             Homes Inc Rfdg Ser E ....................        5.750         05/15/26          1,617,136
    1,500 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ....................        5.375         06/01/38          1,475,475


    2,500 Tobacco Settlement Auth IA Tob
             Settlement Rev Ser C ....................        5.500         06/01/42          2,486,350
                                                                                         --------------
                                                                                              5,578,961
                                                                                         --------------
          KANSAS  1.2%
    3,430 Kansas St Dev Fin Auth Rev KS
             Proj Ser N (AMBAC Insd) (d) .............        5.250         10/01/20          3,594,709
    3,615 Kansas St Dev Fin Auth Rev KS
             Proj Ser N (AMBAC Insd) (d) .............        5.250         10/01/21          3,791,159
                                                                                         --------------
                                                                                              7,385,868
          KENTUCKY  1.7%
   10,005 Louisville & Jefferson Cnty KY
             Metro Govt Hlth Sys Rev
             Norton Hlthcare Inc (a) .................        5.250         10/01/36         10,057,593
      500 Mount Sterling, KY Lease Rev KY
             League Cities Fdg Ser B .................        6.100         03/01/18            569,330
                                                                                         --------------
                                                                                             10,626,923
                                                                                         --------------
          LOUISIANA  6.7%
    5,000 Lafayette, LA Util Rev (MBIA Insd) .........        5.250         11/01/21          5,324,900
    2,500 Louisiana Loc Govt Environment
             Fac Pkg Fac Corp Garage Proj
             Ser A (AMBAC Insd) ......................        5.375         10/01/31          2,604,275
    5,970 Louisiana Loc Govt Environment
             Southeastn LA Student Hsg Ser
             A (MBIA Insd) (d) .......................        5.250         08/01/24          6,315,245
    1,400 Louisiana Pub Fac Auth Rev Hlth
             Fac Glen Retirement Ser A ...............        6.700         12/01/25          1,404,144
    7,000 Louisiana St Gas & Fuel Tax Rev
             Ser A (a) ...............................        5.000         05/01/41          7,201,880
    8,065 Louisiana St Office Fac Corp LA
             St Cap Complex Pgm (MBIA
             Insd) (d) ...............................        5.000         11/01/20          8,350,904
    4,000 New Orleans, LA Rfdg (FGIC
             Insd) ...................................        5.500         12/01/21          4,311,200
    6,000 New Orleans, LA Rfdg (MBIA
             Insd) ...................................        5.125         09/01/21          6,211,740
                                                                                         --------------
                                                                                             41,724,288
                                                                                         --------------
          MARYLAND  5.1%
    3,000 Baltimore, MD Convention Ctr
             Hotel Rev Sr Ser A (XLCA
             Insd) (a) ...............................        5.250         09/01/25          3,219,442
   11,440 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Residential Ser A (AMT) (a) .............        4.700         09/01/37         10,828,704


    1,255 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Ser P (AMT) (a) .........................        4.450         09/01/21          1,198,469
    1,000 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Ser P (AMT) (a) .........................        4.550         09/01/26            954,955
    1,300 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Ser P (AMT) (a) .........................        4.625         09/01/31          1,241,441
      725 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty Dev
             Ser P (AMT) (a) .........................        4.700         03/01/37            692,342
    5,000 Maryland St Econ Dev Corp MD
             Aviation Admin Fac (FSA Insd)
             (AMT) ...................................        5.375         06/01/20          5,245,200
    1,000 Maryland St Econ Dev Corp
             Student Hsg Rev Univ MD
             College Pk Proj (Prerefunded @
             06/01/13) ...............................        5.625         06/01/35          1,093,910
    2,000 Maryland St Hlth & Higher Ed Fac
             Auth Rev MD Inst College of
             Art .....................................        5.000         06/01/40          1,960,340
    1,200 Maryland St Hlth & Higher Ed Fac
             Auth Rev Uni Hosp Cecil Cnty
             Issue ...................................        5.000         07/01/40          1,198,020
    4,000 Maryland St Trans Auth Arpt
             Baltimore/WA Intl Arpt Ser B
             (AMBAC Insd) (AMT) ......................        5.125         03/01/24          4,141,680
                                                                                         --------------
                                                                                             31,774,503
                                                                                         --------------
          MASSACHUSETTS  4.3%
    1,200 Massachusetts Bay Tran Auth MA
             Gen Tran Sys Rfdg Ser A .................        6.250         03/01/12          1,318,056

    2,500 Massachusetts Bay Trans Auth
             Ser A (Prerefunded @
             7/01/12) ................................        5.000         07/01/32          2,631,600
    2,000 Massachusetts Muni Whsl Elec
             Co Pwr Supply Sys Rev Proj
             No. 6-A (MBIA Insd) .....................        5.250         07/01/16          2,123,280
    1,750 Massachusetts St Hlth & Ed Fac
             Auth Rev Hlthcare Sys
             Covenant Hlth ...........................        6.000         07/01/31          1,856,470
    2,000 Massachusetts St Hlth & Ed Fac
             Auth Rev Saint Mem Med Ctr
             Ser A ...................................        6.000         10/01/23          2,001,620


    5,450 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D ...................................        5.000         07/01/33          5,344,979
    2,500 Massachusetts St Hsg Fin Agy
             Hsg Rev Single Family Ser 130
             (AMT) ...................................        5.000         12/01/37          2,478,600
      925 Massachusetts St Indl Fin Agy
             Wtr Treatment Amern Hingham
             (AMT) ...................................        6.900         12/01/29            936,914
      925 Massachusetts St Indl Fin Agy
             Wtr Treatment Amern Hingham
             (AMT) ...................................        6.950         12/01/35            937,145
    7,280 Massachusetts St Sch Bldg Auth
             Dedicated Sales Tax Rev
             Ser A (AMBAC insd) (a) ..................        4.500         08/15/35          7,526,319
                                                                                         --------------
                                                                                             27,154,983
                                                                                         --------------
          MICHIGAN  3.5%
    3,000 Detroit, MI City Sch Dist Sch Bldg
             & Site Impt Ser A (FGIC Insd)
             (Prerefunded @ 5/01/13) .................        5.375         05/01/24          3,231,870
    2,790 Detroit, MI Wtr Supply Sys Rev Sr
             Lien Rfdg Ser C (MBIA
             Insd) (d) ...............................        5.250         07/01/19          2,951,708
    3,185 Detroit, MI Wtr Supply Sys Rev Sr
             Lien Ser A (MBIA Insd)
             (Prerefunded @ 7/01/13) (d) .............        5.250         07/01/20          3,416,199
    2,000 Grand Rapids, MI Wtr Supply
             (FGIC Insd) .............................        5.750         01/01/15          2,118,520
    4,000 Kent Hosp Fin Auth MI Rev Metro
             Hosp Proj Ser A .........................        6.000         07/01/35          4,278,880
    2,285 Taylor, MI Bldg Auth (AMBAC
             Insd) (d) ...............................        6.000         03/01/13          2,525,405
    3,090 Troy, MI Downtown Dev Auth Dev
             Rfdg (MBIA Insd) ........................        5.500         11/01/15          3,283,218
                                                                                         --------------
                                                                                             21,805,800
                                                                                         --------------
          MINNESOTA  0.9%
    1,065 Duluth, MN Econ Dev Auth
             Hlthcare Fac Rev Benedictine
             Hlth Sys Saint Marys ....................        5.250         02/15/33          1,082,040
    1,175 Maple Grove, MN Hlthcare Fac
             Rev North Mem Hlthcare ..................        5.000         09/01/35          1,174,072
    2,200 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj .................        6.000         11/15/30          2,349,908


    1,000 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hlth East Proj .................        6.000         11/15/35          1,066,050
                                                                                         --------------
                                                                                              5,672,070
                                                                                         --------------
          MISSISSIPPI  0.9%
    1,405 Mississippi Dev Bk Spl Oblig Cap
             Proj & Equip Acquisition Ser A2
             (AMBAC Insd) ............................        5.000         07/01/24          1,410,522
    1,550 Mississippi Dev Bk Spl Oblig
             Madison Cnty Hosp Proj
             (Prerefunded @ 7/01/09) .................        6.400         07/01/29          1,652,145
    2,595 Mississippi Dev Bk Spl Oblig MS
             Ltd Oblig Hosp Impt (MBIA
             Insd) (d) ...............................        5.250         07/01/32          2,691,612
                                                                                         --------------
                                                                                              5,754,279
                                                                                         --------------
          MISSOURI  6.9%
      325 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc .................        5.625         06/01/27            335,361
    1,675 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 6/01/12) .................        5.625         06/01/27          1,799,922
    1,250 Cole Cnty, MO Indl Dev Auth Sr
             Living Fac Rev Lutheran Sr Svc
             Heisinger Proj ..........................        5.500         02/01/35          1,290,625
    2,000 Curators Univ MO Sys Fac Rev
             Rfdg Ser B (d) ..........................        5.000         11/01/20          2,090,940
    1,000 Missouri Jt Muni Elec Util Comnty
             Pwr Proj Rev Plum Point Proj
             (MBIA Insd) .............................        5.000         01/01/26          1,035,740
    4,625 Missouri Jt Mun Elec Util Comnty
             Pwr Proj Rev Plum Point Proj
             (MBIA Insd) .............................        5.000         01/01/27          4,783,730
    2,500 Missouri St Dev Fin Brd
             Infrastructure Fac Rev
             Crackerneck Creek Proj Ser C ............        5.000         03/01/26          2,529,250
    2,195 Missouri St Hlth & Ed Fac Rev
             Univ MO Columbia Arena
             Proj (d) ................................        5.000         11/01/16          2,289,648
    4,000 Platte Cnty, MO Indl Dev Auth
             Trans Rev ...............................        4.500         12/01/24          3,964,120
    2,500 Platte Cnty, MO Neighborhood
             Impt Parkville Ser B (MBIA
             Insd) ...................................        5.000         02/01/25          2,597,375


    1,500 Saint Louis Cnty, MO Mtg Rev Ctf
             Rcpt Ser H (AMT) (b) ....................        5.400         07/01/18          1,585,515
    9,855 Saint Louis, MO Arpt Rev Arpt
             Dev Pgm Ser A (MBIA Insd)
             (Prerefunded @ 7/01/11) .................        5.250         07/01/31         10,371,993
    2,380 Saint Louis, MO Arpt Rev Cap
             Impt Pgm Ser A (MBIA Insd)
             (Prerefunded @ 7/01/12) (d) .............        5.375         07/01/19          2,543,839
    2,745 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMT) (a) ............        4.550         07/01/29          2,594,190
    3,355 Springfield, MO Pub Bldg Corp
             Leasehold Rev Springfield
             Branson Arpt Ser B (AMT) (a) ............        4.600         07/01/36          3,170,676
                                                                                         --------------
                                                                                             42,982,924
                                                                                         --------------
          MONTANA  0.4%
    2,300 Forsyth, MT Pollutn Ctl Rev
             Northwestn Corp Colstrip Rfdg
             (AMBAC Insd) ............................        4.650         08/01/23          2,337,743
                                                                                         --------------

          NEBRASKA  3.0%
    5,235 Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser A ...........................        5.000         02/01/34          5,388,542
    8,760 Omaha Pub Pwr Dist NE Elec
             Rev Sub Sys Ser AA (FGIC
             Insd) (a) ...............................        4.500         02/01/34          8,863,018
    4,260 University NE Univ Rev Lincoln
             Student Fees & Fac Ser B ................        5.000         07/01/23          4,417,194
                                                                                         --------------
                                                                                             18,668,754
                                                                                         --------------
          NEVADA  4.6%
    8,000 Clark Cnty, NV Arpt Rev Sub Lien
             Ser A-2 (FGIC Insd) .....................        5.000         07/01/36          8,204,080
    2,000 Clark Cnty, NV Econ Dev Rev
             Alexander Dawson Sch Proj ...............        5.375         05/15/33          2,073,740
    7,000 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (AMBAC Insd) (AMT) ......................        5.250         07/01/34          7,264,600
    4,375 Las Vegas Vly, NV Wtr Dist Rfdg
             Ser B (MBIA Insd) .......................        5.000         06/01/27          4,517,231
       10 Nevada Hsg Div Single Family
             Pgm Mezz B (FHA/VA Gtd)
             (AMT) ...................................        6.550         10/01/12             10,101
    1,760 Reno, NV Hosp Rev Renown
             Regl Med Ctr Proj Ser A (a) .............        5.250         06/01/37          1,776,703


    5,000 Reno, NV Lien Trans Proj
             (AMBAC Insd) (Prerefunded @
             6/01/12) ................................        5.250         06/01/41          5,302,350
                                                                                         --------------
                                                                                             29,148,805
                                                                                         --------------
          NEW HAMPSHIRE  0.6%
    1,000 New Hampshire Hlth & Ed Fac
             Auth Rev Derryfield Sch .................        7.000         07/01/30          1,071,900
    1,400 New Hampshire Hlth & Ed Fac
             Hlthcare Sys Covenant Hlth ..............        5.500         07/01/34          1,448,720
    1,000 New Hampshire St Bus Fin Auth
             Wtr Fac Rev Pennichuck
             Wtrwks Inc (AMBAC Insd)
             (AMT) ...................................        6.300         05/01/22          1,021,680
                                                                                         --------------
                                                                                              3,542,300
                                                                                         --------------
          NEW JERSEY  12.8%
    1,000 New Jersey Econ Dev Auth Rev
             Cig Tax .................................        5.500         06/15/31          1,046,340
    1,900 New Jersey Econ Dev Auth Rev
             Cig Tax .................................        5.750         06/15/29          2,024,849
    5,000 New Jersey Econ Dev Auth Rev
             Sch Fac Constr Ser I
             (Prerefunded @ 9/01/14) .................        5.000         09/01/23          5,341,200
    2,210 New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Ser B (FGIC Insd) (AMT) .................        5.375         05/01/32          2,269,780
    4,350 New Jersey Econ Dev Wtr NJ
             Amern Wtr Co Inc Ser A (FGIC
             Insd) (AMT) .............................        5.250         07/01/38          4,454,183
    1,000 New Jersey Hlthcare Fac Fin Auth
             Rev Cap Hlth Sys Oblig Grp Ser
             A .......................................        5.375         07/01/33          1,016,650
    2,500 New Jersey Hlthcare Fac Fin Auth
             Rev Gen Hosp Ctr at Passaic
             (FSA Insd) (b) ..........................        6.750         07/01/19          2,985,950
   10,000 New Jersey St Ed Fac Auth
             Higher Ed Cap Impt Ser A
             (AMBAC Insd) (Prerefunded @
             9/01/12) ................................        5.250         09/01/20         10,657,100
    2,000 New Jersey St Tpk Auth Tpk Rev
             Ser C-1 (AMBAC Insd) ....................        5.000         01/01/35          2,035,420
   10,750 Salem Cnty, NJ Indl Pollutn Ctl
             Fin Auth Rev Pollutn Ctl Pub
             Svc Elec & Gas Ser A (MBIA
             Insd) (AMT) .............................        5.450         02/01/32         10,814,500


   30,000 Tobacco Settlement Fin Corp NJ
             Ser 1A (a) ..............................        5.000         06/01/41         27,684,000
    1,000 Tobacco Settlement Fin Corp NJ
             Ser 1A ..................................        4.750         06/01/34            896,010
    5,000 Tobacco Settlement Fin Corp NJ
             Ser 1A ..................................        5.000         06/01/29          4,729,650
    5,000 Tobacco Settlement Fin Corp NJ
             Ser 1A ..................................        5.000         06/01/41          4,614,000
                                                                                         --------------
                                                                                             80,569,632
                                                                                         --------------
          NEW MEXICO  0.2%
    1,500 Jicarilla, NM Apache Nation Rev
             Adj Ser A (Acquired 10/23/03,
             Cost $1,514,910) (f) ....................        5.000         09/01/18          1,553,100
                                                                                         --------------

          NEW YORK  11.1%
    7,000 Metropolitan Trans Auth NY Rev
             Rfdg Ser A (FGIC Insd) ..................        5.250         11/15/31          7,341,530
    1,500 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3 ............................        5.000         06/01/35          1,460,115
    3,500 Nassau Cnty, NY Tob Settlement
             Corp Ser A-3 ............................        5.125         06/01/46          3,434,375
    5,000 New York City Muni Wtr Fin Auth
             Wtr & Swr Sys Rev Ser D .................        5.000         06/15/38          5,158,900
    5,000 New York City Ser H (MBIA Insd) ............        5.250         03/15/14          5,275,800
    7,575 New York St Dorm Auth Rev City
             Univ Sys Cons Ser A .....................        5.625         07/01/16          8,298,034
    1,520 New York St Dorm Auth Rev Insd
             John T Mather Mem Hosp
             (Connie Lee Insd) (d) ...................        6.500         07/01/09          1,594,389
    3,845 New York St Dorm Auth Rev Secd
             Hosp Gen Hosp Rfdg ......................        5.750         02/15/20          4,163,366
    2,310 New York St Med Care Fac Fin
             Agy Rev Saint Peter's Hosp Proj
             Ser A (AMBAC Insd) ......................        5.375         11/01/13          2,312,656
    5,000 New York St Urban Dev Corp Rev
             St Fac Rfdg .............................        5.700         04/01/20          5,643,400
   21,920 Port Auth NY & NJ Cons 144th
             Ser (a) .................................        5.000         10/01/35         22,692,899
    2,150 Westchester, NY Tob Asset Sec
             Corp ....................................        5.125         06/01/38          2,133,359
                                                                                         --------------
                                                                                             69,508,823
                                                                                         --------------
          NORTH CAROLINA  0.3%
    1,500 North Carolina Eastn Muni Pwr
             Agy Pwr Sys Rev Ser D ...................        6.700         01/01/19          1,593,300
                                                                                         --------------


          OHIO  3.7%
    3,000 Cincinnati, OH City Sch Dist Sch
             Impt (FSA Insd) .........................        5.250         06/01/18          3,162,870
    3,150 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj .....................        7.500         01/01/30          3,428,145
    1,000 Dayton, OH Arpt Rev James M
             Cox Dayton Rfdg Ser C (Radian
             Insd) (AMT) .............................        5.250         12/01/27          1,024,810
    3,540 Franklin Cnty, OH Hosp Rev
             Doctor's Hosp Proj Impt &
             Rfdg (b) ................................        5.875         12/01/23          3,779,623
    5,130 Muskingum Cnty, OH Hosp Fac
             Rev Bethesda Care Sys Impt &
             Rfdg (Connie Lee Insd) (d) ..............        6.250         12/01/10          5,241,526
    5,000 Ohio St Air Quality Dev Auth
             Rev Coll Dayton Pwr & Lt
             Co Proj (a) .............................        4.800         09/01/36          4,955,237
    1,035 Toledo Lucas Cnty, OH Port Auth
             Dev Rev Northwest OH Bd Fd
             Ser C (AMT) (d) .........................        6.600         11/15/15          1,101,820
      565 Toledo Lucas Cnty, OH Port Auth
             Northwest Bd Fd Ser A (AMT) .............        6.000         05/15/11            583,408
                                                                                         --------------
                                                                                             23,277,439
                                                                                         --------------
          OKLAHOMA  1.5%
    1,500 Jenks, OK Aquarium Auth Rev
             First Mtg (MBIA Insd)
             (Prerefunded @ 7/01/10) .................        6.100         07/01/30          1,608,855
    5,000 Tulsa Cnty, OK Indl Auth Hlthcare
             Rev Saint Francis Hlth Sys (a) ..........        5.000         12/15/36          5,031,350
    2,755 Tulsa Cnty, OK Pub Fac Auth
             Cap Impt Rev (AMBAC Insd)
             (Prerefunded @ 11/01/09) ................        6.250         11/01/22          2,953,084
                                                                                         --------------
                                                                                              9,593,289
                                                                                         --------------
          OREGON  3.6%
    2,010 Emerald Peoples Util Dist OR
             Rfdg (FGIC Insd) (d) ....................        7.350         11/01/09          2,162,539
    2,060 Multnomah Cnty, OR Sch Dist No .............
             007 Reynolds Ser 2005 (MBIA
             Insd) ...................................        5.000         06/01/30          2,102,374
    5,000 Oregon Hlth Sciences Univ Insd
             Ser A (MBIA Insd) .......................        5.250         07/01/22          5,254,300


    5,000 Oregon St Dept Admin Rfdg Ser
             C (MBIA Insd) ...........................        5.250         11/01/18          5,235,700
    2,000 Oregon St Hsg & Cmnty Svc Dept
             Mtg Rev Ser B (AMT) (a) .................        4.750         07/01/27          1,940,635
    1,000 Oregon St Hsg & Cmnty Svc Dept
             Mtg Rev Ser B (AMT) (a) .................        4.800         07/01/32            970,318
    1,100 Oregon St Hsg & Cmnty Svc Dept
             Mtg Rev Ser B (AMT) (a) .................        4.850         07/01/37          1,067,349
    3,580 Yamhill Cnty, OR Sch Dist No ...............
             029J Newburg (MBIA Insd)
             (Prerefunded @ 6/15/12) .................        5.250         06/15/21          3,804,645
                                                                                         --------------
                                                                                             22,537,860
                                                                                         --------------
          PENNSYLVANIA  3.2%
    3,000 Allegheny Cnty, PA Hosp Dev
             Auth Rev Hlth Sys West PA Ser
             A .......................................        5.000         11/15/28          2,821,890
   16,500 Pennsylvania St Pub Sch Bldg ...............
             Auth Lease Rev Sch Dist
             Philadelphia Proj Ser B (a) .............        4.500         06/01/32         16,006,650
    1,370 Philadelphia, PA Hosp & Higher
             Ed Fac Auth Rev Cmnty College
             Rfdg Ser B (MBIA Insd) (d) ..............        6.500         05/01/08          1,396,948
                                                                                         --------------
                                                                                             20,225,488
                                                                                         --------------
          SOUTH CAROLINA  4.5%
    3,125 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (a) ............................        5.250         12/01/25          3,296,187
    9,375 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist (a) ............................        5.250         12/01/26          9,888,563
    3,115 Greenville, SC Impt & Rfdg (MBIA
             Insd) (d) ...............................        5.250         04/01/21          3,285,764
    1,015 Rock Hill, SC Util Sys Rev Comb
             Rfdg Ser C (FSA Insd) (d) ...............        5.000         01/01/11          1,052,707
    6,500 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) .................        5.200         11/01/27          6,783,660
    3,750 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser B (AMBAC Insd)
             (AMT) ...................................        5.450         11/01/32          3,914,138
                                                                                         --------------
                                                                                             28,221,019
                                                                                         --------------


          SOUTH DAKOTA  0.4%
    1,375 Deadwood, SD Ctf Partn (ACA
             Insd) ...................................        6.375         11/01/20          1,444,039
    1,000 South Dakota St Hlth & Ed Fac
             Auth Rev Childrens Care Hosp
             Rfdg (Prerefunded @
             11/01/09) ...............................        6.125         11/01/29          1,058,250
                                                                                         --------------
                                                                                              2,502,289
                                                                                         --------------
          TENNESSEE  4.9%
    2,130 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A .........................        5.000         10/01/25          2,108,551
    2,595 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser A .........................        5.125         10/01/35          2,553,013
    1,270 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg Ser B ..............................        8.000         07/01/33          1,461,960
    7,050 Hallsdale Powell Util Dist Knox
             Cnty TN Wtr & Swr Rev Impt
             Ser B (FGIC Insd) .......................        5.000         04/01/34          7,256,847
   12,525 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev Cap Apprec First
             Mtg Rfdg Ser A (MBIA Insd) ..............          *           07/01/26          5,182,219
    4,800 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Rfdg Ser A (MBIA Insd) .............        7.500         07/01/25          5,640,096
    6,500 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg Mtn St
             Hlth Ser A ..............................        5.500         07/01/36          6,709,950
                                                                                         --------------
                                                                                             30,912,636
                                                                                         --------------
          TEXAS  12.8%
    2,335 Beaumont, TX Wtrwks & Swr Sys
             (FGIC Insd) (Prerefunded @
             9/01/10) ................................        6.250         09/01/14          2,499,734
    2,000 Brazos Cnty, TX Hlth Fac Dev
             Oblig Grp ...............................        5.375         01/01/32          2,047,800
    3,565 Brazos Riv Auth TX Pollutn Ctl
             Rev Adj TXU Elec Co Proj Rfdg
             Ser C (AMT) (g) .........................        5.750         05/01/36          3,621,612
      650 Brownsville, TX Util Sys Rev (b) ...........        7.375         01/01/10            682,175
    8,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Impt & Rfdg Ser A (FGIC
             Insd) (AMT) .............................        5.500         11/01/31          8,329,280


    2,345 Denton Cnty, TX Perm Impt
             (Prerefunded @ 7/15/10) (d) .............        5.500         07/15/19          2,455,614
    1,000 Harris Cnty, TX Hlth Fac Dev
             Corp Hosp Rev Mem Hermann
             Hlthcare Ser A (Prerefunded @
             6/01/11) ................................        6.375         06/01/29          1,096,080
    5,000 Harris Cnty, TX Sr Lien Toll Rd
             Rfdg (FSA Insd) (Prerefunded
             @ 8/15/12) ..............................        5.125         08/15/32          5,285,850
    1,860 Houston, TX Arpt Sys Rev (b) ...............        9.500         07/01/10          2,045,424
    3,000 Houston, TX Arpt Sys Rev Sub
             Lien Ser A (FSA Insd) (AMT) .............        5.625         07/01/30          3,102,360
    5,000 Houston, TX Util Sys Rev Comb
             First Lien Ser A (FSA Insd) .............        5.250         05/15/20          5,303,950
    3,920 Lower CO Riv Auth TX
             Transmission Contract Rev
             LCRA Svc Corp Proj Rfdg
             (FGIC Insd) .............................        5.000         05/15/33          3,983,896
    5,000 Matagorda Cnty, TX Navig Dist
             No. 1 Rev Houston Lt Rfdg
             (AMBAC Insd) (AMT) ......................        5.125         11/01/28          5,266,000
    2,000 Mesquite, TX Hlth Fac Dev Corp
             Retirement Fac Christian Care
             Ctr Ser A (Prerefunded @
             02/15/10) ...............................        7.625         02/15/28          2,192,940
    1,500 Mesquite, TX Hlth Fac Dev
             Retirement Fac Christian Care
             Ctr .....................................        5.625         02/15/35          1,537,755
    3,500 Metropolitan Hlth Fac Dev Corp
             TX Wilson N Jones Mem Hosp
             Proj ....................................        7.250         01/01/31          3,599,750
    3,325 North Central, TX Hlth Fac Dev
             Corp Rev Hosp Baylor Hlthcare
             Sys Proj Ser A ..........................        5.125         05/15/29          3,355,490
    3,000 Prosper, TX Indpt Sch Dist (PSF
             Gtd) ....................................        5.500         08/15/33          3,174,000
    3,960 Stafford, TX Econ Dev Corp
             (FGIC Insd) .............................        5.500         09/01/30          4,282,819
    1,990 Stafford, TX Econ Dev Corp
             (FGIC Insd) (d) .........................        6.000         09/01/19          2,242,451
    1,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc (h) .................................        5.625         11/15/27          1,019,470


    1,000 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckingham Sr Living Cmnty
             Inc (h) .................................        5.750         11/15/37          1,020,530
    8,500 Tarrant Cnty, TX Cultural Ed Fac
             Fin Corp Retirement Fac
             Buckner Retirement Svcs Inc
             Proj ....................................        5.250         11/15/37          8,654,955
    3,510 Texas St Wtr Fin Assistance ................        5.500         08/01/35          3,607,508
                                                                                         --------------
                                                                                             80,407,443
                                                                                         --------------
          UTAH  0.5%
    4,950 Intermountain Pwr Agy UT Pwr
             Supply Rev Rfdg Ser A (FGIC
             Insd) (b) ...............................          *           07/01/17          3,157,704
                                                                                         --------------

          VERMONT  0.8%
    4,900 Vermont Hsg Fin Agy Multipurp
             Ser A (FSA Insd) (AMT) (a) (g) ..........        5.150         05/01/38          4,933,246
                                                                                         --------------

          VIRGINIA  3.4%
    2,000 Fairfax Cnty, VA Ctf Partn .................        5.300         04/15/23          2,106,380
    1,030 Richmond, VA Indl Dev Auth Govt
             Fac Rev Bd (AMBAC Insd) .................        5.000         07/15/14          1,096,095
      675 Richmond, VA Indl Dev Auth Govt
             Fac Rev Bd (AMBAC Insd) .................        5.000         07/15/16            724,538
    1,465 Richmond, VA Indl Dev Auth Govt
             Fac Rev Bd (AMBAC Insd) .................        5.000         07/15/17          1,566,920
    1,520 Tobacco Settlement Fin Corp VA .............        5.500         06/01/26          1,647,482
    1,660 Tobacco Settlement Fin Corp VA
             (Prerefunded @ 6/01/15) .................        5.625         06/01/37          1,834,715
    3,140 Virginia St Hsg Auth Dev Auth Rental
             Hsg Ser D (AMT) (a) .....................        4.500         07/01/29          2,958,210
    3,640 Virginia St Hsg Auth Dev Auth Rental
             Hsg Ser D (AMT) (a) .....................        4.600         07/01/33          3,443,313
    5,940 Virginia St Hsg Dev Auth Comwlth
             Mtg Ser B (AMT) (a) .....................        4.850         01/01/36          5,755,474
                                                                                         --------------
                                                                                             21,133,127
                                                                                         --------------
          WASHINGTON  4.9%
    5,000 Clark Cnty, WA Sch Dist 114
             (FSA Insd) ..............................        5.250         06/01/19          5,283,400
    1,370 King Cnty, WA Ser B
             (Prerefunded @ 12/01/07) ................        5.900         12/01/14          1,406,716
    3,630 King Cnty, WA Ser B
             (Prerefunded @ 12/01/07) ................        5.900         12/01/14          3,727,284


    2,245 King Cnty, WA Ser B
             (Prerefunded @ 12/01/07) ................        6.625         12/01/15          2,310,487
      700 Quinault Indian Nation, WA
             Quinault Beach Impt & Rfdg Ser
             A (ACA Insd) ............................        5.800         12/01/15            723,975
    3,000 Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd) ...................................        5.250         09/01/33          3,136,890
    9,855 Washington St Mtr Veh Fuel
             Tax 2007 B (FSA Insd) (d) ...............        5.000         07/01/27         10,275,808
    4,000 Washington St Pub Pwr Supply
             Rfdg Ser A (FGIC Insd) ..................        7.000         07/01/08          4,114,240
                                                                                         --------------
                                                                                             30,978,800
                                                                                         --------------
          WEST VIRGINIA  1.7%
    6,420 Harrison Cnty, WV Cnty Cmnty
             Solid Waste Disp Rev West PA
             Pwr Co Ser C (AMBAC Insd)
             (AMT) ...................................        6.750         08/01/24          6,515,080
    3,750 West Virginia Univ Rev Impt Univ
             Proj Ser C (FGIC Insd) ..................        5.000         10/01/34          3,878,625
                                                                                         --------------
                                                                                             10,393,705
                                                                                         --------------
          WISCONSIN  2.1%
   10,000 Wisconsin Hsg & Econ Dev Auth
             Home Ownership Rev Ser A
            (AMT) (a) ................................        4.750         09/01/33          9,574,350
      890 Wisconsin St Hlth & Ed Fac Auth
             Rev Bellin Mem Hosp (AMBAC
             Insd) ...................................        6.625         02/15/08            903,670
    2,675 Wisconsin St Hlth & Ed Fac FH
             Hlthcare Dev Inc Proj
             (Prerefunded @ 11/15/09) ................        6.250         11/15/28          2,840,208
                                                                                         --------------
                                                                                             13,318,228
                                                                                         --------------
          WYOMING  0.3%
    2,000 Sweetwater Cnty, WY Solid
             Waste Disp Rev FMC Corp Proj
             Rfdg (AMT) ..............................        5.600         12/01/35          2,080,120
                                                                                         --------------

          PUERTO RICO  4.7%
   21,000 Puerto Rico Comwlth Hwy & Tran
             Auth Hwy Rev Rfdg Ser Y (FSA
             Insd) (i) ...............................        6.250         07/01/21         25,439,190
    4,000 Puerto Rico Pub Bldgs Auth Gtd
             Pub Ed & Hlth Fac Rfdg Ser M
             (MBIA Insd) .............................        5.600         07/01/08          4,067,560
                                                                                         --------------
                                                                                             29,506,750
                                                                                         --------------


TOTAL LONG-TERM INVESTMENTS  201.8%
  (Cost $1,230,199,148) ............................................................      1,265,481,142
TOTAL SHORT-TERM INVESTMENTS  0.5%
  (Cost $3,400,000) ................................................................          3,400,000
                                                                                         --------------

TOTAL INVESTMENTS  202.3%
  (Cost $1,233,599,148) ............................................................      1,268,881,142

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (36.2%)
 (Cost ($226,784,000))

(226,784)  Notes with interest rates ranging from 3.61%
             to 6.58% at July 31, 2007 and
             contractual maturities of collateral
             ranging from 2021 to 2041 (j) .........................................       (226,784,000)
                                                                                         --------------
NET INVESTMENTS  166.1%
  (Cost $1,006,815,148) ............................................................      1,042,097,142


OTHER ASSETS IN EXCESS OF LIABILITIES  0.9% ........................................          5,593,706

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (67.0%) ........................       (420,384,964)
                                                                                         --------------

NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ......................................     $  627,305,884
                                                                                         ==============


Percentages are calculated as a percentage of net assets applicable to common shares.


*    Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b)  Escrowed to Maturity
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d)  The Trust owns 100% of the outstanding bond issuance.
(e) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(f) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.2% of net assets applicable to common shares.
(g)  Variable Rate Coupon
(h)  Security purchased on a when-issued or delayed delivery basis.
(i) All or a portion of this security has been physically segregated in connection with open futures contracts.
(j) Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.



ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA/VA - Federal Housing Administration/Department of Veterans Affairs
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
PSF - Public School Fund
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:
                                                                                            UNREALIZED
                                                                                           APPRECIATION/
                                                                     CONTRACTS             DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) ......................     1,752             $   (1,716,318)
                                                                     =======             ==============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Advantage Municipal Income Trust II

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007